Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Buildings	Machinery, equipment and facilities	Work in progress	Other (1)	Total
Average rate %		3.28	7.46		20.69
Accumulated cost	14,859,189	10,032,317	48,456,537	17,485,109	1,491,663	92,324,815
Accumulated depreciation		(4,125,823)	(27,918,585)		(991,338)	(33,035,746)
Balances at December 31, 2023	14,859,189	5,906,494	20,537,952	17,485,109	500,325	59,289,069
Additions	697	558	415,147	7,490,762	28,904	7,936,068
Acquisition of subsidiaries	1,699,588	775	413		1,992	1,702,768
Write-offs	(10,724)	(7,455)	(118,499)		(9,324)	(146,002)
Depreciation		(366,398)	(3,214,550)		(222,993)	(3,803,941)
Transfers and other	226,598	3,988,619	16,660,035	(21,465,336)	598,162	8,078
Accumulated cost	16,775,348	13,816,631	62,822,096	3,510,535	1,806,592	98,731,202
Accumulated depreciation		(4,294,038)	(28,541,598)		(909,526)	(33,745,162)
Balances at December 31, 2024	16,775,348	9,522,593	34,280,498	3,510,535	897,066	64,986,040
Additions	3,080	17	463,423	2,943,256	14,794	3,424,570
Write-offs	(64,222)	(52,614)	(107,658)		(95,082)	(319,576)
Depreciation		(322,289)	(3,094,921)		(217,829)	(3,635,039)
Transfers and other	4,170	511,808	1,388,764	(2,028,511)	127,292	3,523
Accumulated cost	16,718,376	14,212,469	64,436,865	4,425,280	1,806,439	101,599,429
Accumulated depreciation		(4,552,954)	(31,506,759)		(1,080,198)	(37,139,911)
Balances at September 30, 2025	16,718,376	9,659,515	32,930,106	4,425,280	726,241	64,459,518
(1)Includes vehicles, furniture and utensils and computer equipment.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]

	Type of collateral	9/30/2025	12/31/2024
Land	Financial/Legal	24,427	24,427
Buildings	Financial	1,722,119	1,755,082
Machinery, equipment and facilities	Financial	19,450,456	20,442,189
Work in progress	Financial	500,305	427,998
Other	Financial	51,538	43,487
		21,748,845	22,693,183